OPPENHEIMER CAPITAL APPRECIATION FUND
                    Supplement dated December 26, 2000 to the
           Statement of Additional Information dated December 26, 2000



     Class N shares of Oppenheimer Capital Appreciation Fund are not currently being offered for sale.









                      OPPENHEIMER CAPITAL APPRECIATION FUND
                    Supplement dated December 26, 2000 to the
                       Prospectus dated December 26, 2000



         Class N shares of Oppenheimer Capital Appreciation Fund are not currently being offered for sale.









December 26, 2000                                          PS0320.010